21. Services payable	12 Months Ended
Dec. 31, 2019
Services Payable
Services payable

The services account records the balances payable, mainly from services received from third parties, such as supply of electric power, reading of hydrometers and delivery of water and sewage bills, cleaning, surveillance and security services, collection, legal counsel services, audit, marketing and advertising and consulting services, among others. This account also includes the amounts payable to the Municipal Fund of Environmental Sanitation and Infrastructure based on a percentage of the revenues from São Paulo municipal government (Note 14 (c) (v) (6)). The balances as of December 31, 2019 and 2018 were R$ 474,078 and R$ 454,022, respectively.